Finance income and costs (Tables)	12 Months Ended
Mar. 31, 2024
Analysis of income and expense [abstract]
Finance income and costs

	2024	2023
	$	$

Interest income	43,959	26,866
Interest expense	(1,428)	(2,054)

Net interest income	42,531	24,812